Income Tax (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
	Year Ended December 31,
	2020	2019
	(in thousands)
Deferred tax assets
Net operating loss carryforwards	$1,861	$1,861
Less valuation allowance	(1,861)	(1,861)
Total	$—	$—

Spartacus Acquisition Corp [Member]
Income Tax (Tables) [Line Items]
Schedule of net deferred tax assets
December 31, 2020
Deferred tax asset
Organizational costs and startup expenses	$21,924
Federal net operating loss	10,449
Total deferred tax asset	32,373
Valuation allowance	(32,373)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision
December 31, 2020
Federal
Current	$—
Deferred	32,373

State
Current	—
Deferred	—
Change in valuation allowance	(32,373)
Income tax provision	$—

Schedule of a reconciliation of the federal income tax rate
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(20.1)%
Formation and operating costs	(0.9)%
Income tax provision	—%